Average Annual Total Returns{- Fidelity Flex Small Cap Index Fund} - 04.30 Fidelity Flex Mid Cap Index Fund & Fidelity Flex Small Cap Index Fund combo PRO-07 - Fidelity Flex Small Cap Index Fund	Fidelity Flex Small Cap Index Fund Return Before Taxes Past 1 year	Fidelity Flex Small Cap Index Fund Return Before Taxes Since Inception		Fidelity Flex Small Cap Index Fund After Taxes on Distributions Past 1 year	Fidelity Flex Small Cap Index Fund After Taxes on Distributions Since Inception		Fidelity Flex Small Cap Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Small Cap Index Fund After Taxes on Distributions and Sales Since Inception		RS002 Past 1 year	RS002 Since Inception
Total	20.05%	11.87%	[1]	19.67%	11.24%	[1]	12.02%	9.14%	[1]	19.96%	11.78%	[1]

[1]	(a)From March 9, 2017